Intangibles (Maintenance rights and lease premium, net narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Lease Premium
Finite-Lived Intangible Assets [Line Items]
Amortization of lease premium	$ 2.6	$ 2.6	$ 5.2	$ 5.4